Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000216362 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000216362 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216362 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216362 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000216362 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000216362 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000216362 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000216362 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000216363 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216363 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000216363 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000216363 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216363 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000216363 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000216363 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000216363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000216363 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000216364 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216364 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216364 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000216364 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216364 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216364 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216364 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000216364 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216364 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000216364 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216364 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000216364 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000216365 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216365 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216365 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216365 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216365 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216365 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216365 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216365 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216365 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216365 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000216365 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000216365 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000216365 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000216365 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000216366 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216366 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216366 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216366 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216366 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216366 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216366 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216366 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216366 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216366 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000216366 | India
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000216366 | China
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000216367 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216367 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216367 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216367 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216367 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216367 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216367 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216367 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216367 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216367 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216367 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000216367 | TBA Sales
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000216367 | Government
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000216367 | TBA Sale Commitments Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216367 | Municipal Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216367 | Asset-Backed Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216367 | Commercial Mortgage-Backed Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000216367 | Supranational Bank Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216367 | Foreign Governmental Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216367 | Investment of Cash Collateral for Securities Loaned Asset Type
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216367 | Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000216367 | U.S. Government Agencies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000216367 | U.S. Treasury Government Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000216369 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216369 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000216369 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216369 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000216369 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216369 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000216369 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000216369 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216369 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000216369 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000216369 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216369 | Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000216369 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216369 | Investment Companies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230859 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230859 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230859 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230859 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230859 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230859 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230859 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000230859 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230859 | France
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230859 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230859 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230859 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000230859 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230859 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230859 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230859 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238330 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000238330 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238330 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238330 | France
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000238330 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238330 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238330 | China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238330 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000238330 | Finland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238330 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238330 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%